Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Internal software development costs, amortization expense	$ 6,802	$ 3,576
Software development costs
Finite-Lived Intangible Assets [Line Items]
Internal software development costs	5,547	3,063
Internal software development costs, amortization expense	$ 2,837	$ 1,414